HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Investment properties	$ 72,610	$ 75,511	$ 80,196
Equity accounted investments	19,719	20,764	22,698
Accounts receivable and other	1,871	1,407
Total assets	107,951	111,643
Debt obligations	54,717	55,528
Accounts payable and other liabilities	4,101	3,426
Total liabilities	66,428	66,708
Held for sale
Disclosure of financial assets [line items]
Investment properties	481	160
Equity accounted investments	102	223
Accounts receivable and other	5	4
Total assets	588	387	$ 1,004
Debt obligations	380	138
Accounts payable and other liabilities	16	2
Total liabilities	$ 396	$ 140